INCOME TAXES - SUMMARY OF GROSS UNRECOGNIZED TAX BENEFITS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES
Beginning balance of unrecognized tax benefits	$ 2,214	$ 993
Additions based on tax positions related to the current year	950	1,127
Additions based on tax positions related to the prior year		94
Ending balance of unrecognized tax benefits	$ 3,164	$ 2,214